Cover Page	Aug. 11, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 31, 2022
Entity Registrant Name	Spark Networks SE
Entity Central Index Key	0001705338
Amendment Flag	false
Entity Incorporation, State or Country Code	2M
Entity File Number	001-38252
Entity Address, Address Line One	Kohlfurter Straße 41/43
Entity Address, City or Town	Berlin
Entity Address, Country	DE
Entity Address, Postal Zip Code	10999
Country Region	+49
City Area Code	30
Local Phone Number	868000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, €1.00 nominal value per share*
Trading Symbol
Security Exchange Name
American Depositary Share, ADS
Document Information [Line Items]
Title of 12(b) Security	American Depository Shares each representing one-tenth of an ordinary share
Trading Symbol	LOV
Security Exchange Name	NYSEAMER